Summary Of Non-Vested Options And Restricted Shares (Detail) (Restricted Shares [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Weighted Average Grant Date Fair Value
Non-vested at beginning of period	$ 13.53	$ 13.02
Granted	$ 18.18	$ 14.75
Vested	$ 13.49	$ 12.98
Forfeited		$ 14.66
Non-vested at end of period	$ 13.70	$ 13.53
Number of Shares Awarded
Non-vested at beginning of period	1,317,739	989,296
Granted	3,000	484,000
Number of Shares Awarded, Vested	(219,976)	(153,057)
Forfeited		(2,500)
Non-vested at end of period	1,075,763	1,317,739
Scenario, Previously Reported [Member]
Weighted Average Grant Date Fair Value
Non-vested at end of period		$ 13.62
Number of Shares Awarded
Non-vested at end of period		1,292,739